Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies (Textual)
Compensation expenses related equity-based compensation awards	$ 0	$ 0	$ 0
Cash and cash equivalents	$ 1,966	$ 4,347	$ 4,573	$ 4,537